Segment Information - Schedule of Revenue by Segments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Revenue by Segment [Line Items]
Revenue	¥ 248,831,457	$ 34,089,770	¥ 440,536,632	¥ 505,724,311
Cost of revenue and related tax	(201,991,119)	(27,672,670)	(424,345,616)	(511,265,334)
Gross profit	46,840,338	6,417,100	16,191,016	(5,541,023)
Depreciation and amortization	299,774		251,572	3,956,837
Net income loss	(33,410,972)	$ (4,577,541)	(382,813,263)	(196,583,046)
IT related solution services [Member]
Schedule of Revenue by Segment [Line Items]
Revenue	218,765,146		368,798,818	300,808,236
Cost of revenue and related tax	(194,497,858)		(323,533,990)	(278,136,091)
Gross profit	24,267,288		45,264,828	22,672,145
Depreciation and amortization	299,774		251,572	51,190
Net income loss	(29,321,964)		(304,403,355)	(1,616,559)
Educational content service and other services [Member]
Schedule of Revenue by Segment [Line Items]
Revenue	30,066,311		71,373,814	204,916,075
Cost of revenue and related tax	(7,493,262)		(100,811,626)	(233,129,243)
Gross profit	22,573,049		(29,073,812)	(28,213,168)
Depreciation and amortization				3,905,647
Net income loss	¥ (4,089,008)		¥ (78,409,908)	¥ (194,966,487)